Taxation - Schedule of Net Operating Loss Carryforwards (Details)	Jun. 30, 2026 USD ($)
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 33,591,284
2028 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	276,443	[1]
2029 [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	304,229	[2]
Indefinitely [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 33,010,612	[3]

[1]	Represents net operating loss carryforwards generated by the Group’s subsidiary in the DRC. In accordance with the applicable DRC tax regulations, net operating losses can be carried forward for up to three years to offset future taxable income and will expire in 2028 if not utilized.
[2]	Represents net operating loss carryforwards generated by the Group’s subsidiary in the DRC. In accordance with the applicable DRC tax regulations, net operating losses can be carried forward for up to three years to offset future taxable income and will expire in 2029 if not utilized.
[3]	Represents net operating loss carryforwards from the Group’s Singapore subsidiaries, which can be carried forward indefinitely to offset future taxable income, subject to statutory shareholding continuity requirements.